Exhibit 99.1

KPMG LLP

Suite 700

20 Pacifica

Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Palmetto HASI Holdings LLC (the “Company”)

RBC Capital Markets, LLC (the “Structuring Agent”)

(together, the “Specified Parties”)

Re: Sabal Issuer 2026-2 LLC – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “4.1-2 datatape_20260402_ABS 2026-2.xlsx” provided by the Structuring Agent on April 2, 2026, on behalf of the Company, containing information on 10,190 solar assets (the “Solar Assets”) as of March 25, 2026 (the “Cut-off Date”) (the “Data File”), which we were informed are intended to be included as collateral in the offering by Sabal Issuer 2026-2 LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively, unless otherwise stated.

•

The term “Solar Asset Contracts” means some or all of the following documents provided by the Company for each Selected Asset (defined below): power purchase agreement, solar lease agreement, and/or site map and vicinity map thereto. The Solar Asset Contracts were represented by the Company to be electronic copies of the original Solar Asset Contracts, and/or electronic records contained within the Company’s asset system of record. We make no representation regarding the validity or accuracy of the Solar Asset Contracts or the execution of the Solar Asset Contracts by the signors.

•

The term “PTO Notification” means the notice provided by the Company identifying the date on which the utility provider confirmed the Selected Asset was granted permission-to-operate (PTO) on the electrical grid.

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

•

The term “Company’s Asset System File” means an electronic data file entitled “kpmg_datatape_20260409_v02 with First Charge Dates_v01.csv” provided by the Company on April 14, 2026, containing information on billing type, utility company, panel manufacturer, invertor manufacturer, battery manufacturer, PPA type, credit report scores, and first bill due date for the Selected Assets from the Company’s asset system of record.

•

The term “Additional Billing Support” means extracts from the Company’s asset system of record provided by the Company on May 5, 2026, containing information on the updated payment method for certain Selected Assets.

•	The term “Source Documents” means the Solar Asset Contracts, PTO Notification, Company’s Asset System File, and Additional Billing Support.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value, as described in Exhibit A.

The term “Provided Information” means the Source Documents and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.

We randomly selected a sample of 300 Solar Assets from the Data File (the “Selected Assets”) using a random sampling tool. A listing of the Selected Assets is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Solar Assets we were instructed to randomly select from the Data File.

B.

For each Selected Asset, we compared or recomputed the specified attributes in the Data File listed in the table below to or using the corresponding information included in the Source Documents listed in the Provided Information column below, utilizing the Instructions, as applicable. The Company indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

Attribute	Provided Information

CONTRACT_ID	Solar Asset Contracts

STATE	Solar Asset Contracts

SYSTEM_SIZE_KW	Solar Asset Contracts, Instructions

SYSTEM_FIRST_YEAR_PRODUCTION_KWH	Solar Asset Contracts, Instructions

CUSTOMER_AGREEMENT_TERM_YEARS	Solar Asset Contracts

PRODUCT_TYPE	Solar Asset Contracts

BILLING_TYPE	Company’s Asset System File, Additional Billing Support

PANEL_MANUFACTURER	Company’s Asset System File

UTILITY_COMPANY	Solar Asset Contracts, Company’s Asset System File

TOTAL_MONTHLY_PAYMENT	Solar Asset Contracts

2

Attribute	Provided Information

IMPLIED_KWH_RATE	Instructions

ANNUAL_ESCALATOR_PERCENT	Solar Asset Contracts

PEGU_PAYOUT_FREQUENCY	Solar Asset Contracts

PEGU_PERCENT	Solar Asset Contracts

INVERTER_MANUFACTURER	Company’s Asset System File

BATTERY_MANUFACTURER	Company’s Asset System File

PPA_TYPE	Company’s Asset System File

FICO_AT_CREDIT_CHECK	Company’s Asset System File

ACTUAL_OR_ESTIMATED_PTO_DATE	PTO Confirmation, Instructions

REMAINING_CONTRACT_TERM_MONTHS	Company’s Asset System File, Instructions

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Solar Assets, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Solar Assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Solar Assets being securitized, (iii) the compliance of the originator of the Solar Assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Solar Assets that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

3

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California
May 20, 2026

4

Exhibit A

Instructions

Number	Attribute	Instructions

1.	SYSTEM_SIZE_KW	Consider the attribute to be in agreement if SYSTEM_SIZE_KW is within the range of -5% to 10% of the Source Document value or SYSTEM_FIRST_YEAR_PRODUCTION_KWH is within the range of -5% to 10% of the Source Document value.

2.	SYSTEM_FIRST_YEAR_PRODUCTION_KWH	Consider the attribute to be in agreement if SYSTEM_FIRST_YEAR_ PRODUCTION_KWH is within the range of -5% to 10% of the Source Document value or SYSTEM_SIZE_KW is within the range of -5% to 10% of the Source Document value.

3.	IMPLIED_KWH_RATE	Recompute as TOTAL_MONTHLY_PAYMENT times 12 divided by SYSTEM_FIRST_YEAR_PRODUCTION_KWH.

4.	ACTUAL_OR_ESTIMATED_PTO_DATE

If the Source Document value is not populated or does not match the Data File value, consider the attribute to be in agreement if the Data File value is 12/31/2025.

Consider the attribute to be in agreement if it is within 31 days of the Data File value.

5.	REMAINING_CONTRACT_TERM_MONTHS

If the first bill due date in the Company’s Asset System File occurs on or after the Cutoff Date, consider the attribute to be in agreement if Data File value is equal to CUSTOMER_AGREEMENT_TERM_YEARS (in months), else recompute as the difference (in months) between CUSTOMER_ AGREEMENT_TERM_YEARS and Seasoning. Recompute Seasoning (in months) as the difference between the first bill due date in the Company’s Asset System File and the Cutoff Date.

Consider the attribute to be in agreement if it is within 1 month of the Data File value.

A-1

Exhibit B

The Selected Assets

Selected Asset Number	CONTRACT_ID	Selected Asset Number	CONTRACT_ID	Selected Asset Number	CONTRACT_ID
1	690bcc****	41	68ac7c****	81	6894dd****
2	68a7a7****	42	6892aa****	82	6917e0****
3	688937****	43	68b849****	83	68a0ef****
4	68a605****	44	68b88a****	84	68faa1****
5	689e26****	45	6890d6****	85	68879a****
6	67ed79****	46	68c5b8****	86	68af14****
7	681549****	47	686c3e****	87	68cb4e****
8	6917e0****	48	687f0e****	88	67f95f****
9	68ebee****	49	68f6b1****	89	68b0b7****
10	681fcf****	50	67868d****	90	68f019****
11	687ac5****	51	682d10****	91	6917a2****
12	681d0b****	52	68768b****	92	673627****
13	68c5ec****	53	68877f****	93	68aca7****
14	68beff****	54	68d6f8****	94	6917e1****
15	688915****	55	68c051****	95	690f81****
16	689270****	56	68c1e4****	96	690bcc****
17	68d3fe****	57	6899fe****	97	68dee3****
18	68828b****	58	6830b4****	98	690bca****
19	68af3e****	59	68c4ad****	99	68e07a****
20	689536****	60	68bf47****	100	68cb2d****
21	68c361****	61	67defb****	101	68803f****
22	68b303****	62	683618****	102	687bd2****
23	67f8a6****	63	68dc58****	103	67be34****
24	68c234****	64	68b785****	104	692070****
25	690158****	65	66d8e8****	105	688e66****
26	689a5e****	66	686416****	106	686c0f****
27	68782f****	67	68aa0c****	107	68c5e0****
28	68d578****	68	68d205****	108	689663****
29	68dac5****	69	691786****	109	689e10****
30	690bcd****	70	68a63a****	110	68b8d8****
31	689e85****	71	68c1fb****	111	686696****
32	68a376****	72	67fe87****	112	679927****
33	68a50a****	73	687ff3****	113	687982****
34	6917e0****	74	68aa09****	114	687f9a****
35	68ace6****	75	68c9d1****	115	6917e2****
36	68b879****	76	67fdc9****	116	6887ae****
37	68b32d****	77	68b73d****	117	6887e7****
38	68cb22****	78	68f03c****	118	687192****
39	68af71****	79	68addc****	119	68e6a2****
40	684c4d****	80	68155c****	120	68ffdc****

B-1

Exhibit B

The Selected Assets

Selected Asset Number	CONTRACT_ID	Selected Asset Number	CONTRACT_ID	Selected Asset Number	CONTRACT_ID
121	68c465****	161	68dffb****	201	690bc0****
122	68cafc****	162	680a7e****	202	685743****
123	68ed39****	163	68d1a0****	203	68f982****
124	66b3f7****	164	684a24****	204	684723****
125	6888f3****	165	6918ad****	205	68c849****
126	68951d****	166	68952d****	206	67f1b3****
127	687558****	167	687eaf****	207	68c1c5****
128	689bb7****	168	66db6d****	208	68b770****
129	681391****	169	68b729****	209	68b8be****
130	679d14****	170	68c0e4****	210	692a23****
131	687d79****	171	68bef8****	211	689158****
132	68faa5****	172	68b1ed****	212	68a8d2****
133	68b74c****	173	68b763****	213	6887d7****
134	67dc89****	174	690bcc****	214	68b09d****
135	6855ca****	175	68d577****	215	681982****
136	687046****	176	690fc8****	216	68ba2d****
137	68f274****	177	680bdd****	217	68c9ac****
138	68e044****	178	67e31b****	218	68902a****
139	68bcb0****	179	6863da****	219	689e94****
140	67fe57****	180	68797a****	220	68cacb****
141	68cee7****	181	685c6c****	221	67e57f****
142	68a390****	182	68eea6****	222	66f059****
143	685de3****	183	68b717****	223	68cf36****
144	67be64****	184	690bcd****	224	68c84b****
145	6849db****	185	676a03****	225	68df02****
146	6887b5****	186	67868c****	226	68a8e5****
147	68d07e****	187	6837b6****	227	68c884****
148	68eedb****	188	680a78****	228	68910d****
149	68758b****	189	684b70****	229	68f7c6****
150	68aba3****	190	692612****	230	686574****
151	689fa5****	191	682e12****	231	689e64****
152	688156****	192	6859b1****	232	68ee9d****
153	68c082****	193	688919****	233	68c8d4****
154	687262****	194	68e43e****	234	68a528****
155	687665****	195	653213****	235	689f8f****
156	68c1ae****	196	68cb40****	236	687fd3****
157	686d3a****	197	68a9cf****	237	65aad2****
158	683f05****	198	6855b8****	238	6824d5****
159	68bca4****	199	68c9a5****	239	68cae5****
160	687d38****	200	68545f****	240	680fcc****

B-2

Exhibit B

The Selected Assets

Selected Asset Number	CONTRACT_ID	Selected Asset Number	CONTRACT_ID
241	68a781****	271	689f5a****
242	689caa****	272	68dac0****
243	68dff8****	273	67a507****
244	68893b****	274	68a240****
245	68c307****	275	684339****
246	68c334****	276	68e319****
247	68c5e6****	277	68751b****
248	6881b8****	278	685ab2****
249	68de79****	279	68a899****
250	68b348****	280	68472f****
251	680afc****	281	688c0b****
252	68c06e****	282	67a4ed****
253	68e6b5****	283	690f77****
254	68a9f7****	284	68598b****
255	68c025****	285	68890e****
256	68b875****	286	6883c5****
257	6862d4****	287	6893f4****
258	6827ae****	288	684714****
259	689916****	289	68f3df****
260	69017a****	290	68bf0c****
261	6925db****	291	68ce32****
262	68ac9e****	292	68f01b****
263	68fd14****	293	690bcd****
264	68e022****	294	68a4f3****
265	689796****	295	68796d****
266	68b79b****	296	6734d8****
267	68b0cf****	297	67efb9****
268	689f98****	298	68abb7****
269	672a88****	299	67e9ef****
270	68db16****	300	68af52****

B-3